UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Eldridge AAA CLO ETF
CLOX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at http://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge AAA CLO ETF	$21	0.20%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the Fund’s Net Asset Value (“NAV”) reached $219.9 million, from $72.7 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 100.2% CLO AAA bonds and -0.2% cash and other.
For the 12-month period ended August 31, 2025, the Fund issued 7,150,000 new shares at a weighted average price of $25.46 per share, raising $182 million in equity.
For the 12-month period ended August 31, 2025, the Fund had 28 units (1,400,000 shares) of cash redemptions.
As of August 31, 2025, the Fund’s NAV was $25.58 per share, which was up from $25.51 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2025, the Fund returned 5.99% on a NAV basis and 5.99% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO AAA Index, had a return of 5.94% for the same period.
From inception through August 31, 2025, the Fund returned 7.06% on a NAV basis and 7.16% on a market price basis. Comparatively, the Fund’s benchmark had a return of 7.04% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses such as management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Eldridge AAA CLO ETF	PAGE 1	TSR-AR-81752T486

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/18/2023)
Eldridge AAA CLO ETF NAV	5.99	7.06
Bloomberg U.S. Aggregate Bond Index	3.14	4.34
JP Morgan CLOIE AAA Total Return Index	5.94	7.04
Visit http://www.cloxfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$219,947,484
Number of Holdings	92
Net Advisory Fee	$259,749
Portfolio Turnover	65%
30-Day SEC Yield	5.42%
30-Day SEC Yield Unsubsidized	5.42%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers (% of net assets)
Benefit Street Partners CLO Ltd.	8.2%
Palmer Square CLO Ltd.	7.4%
ARES CLO	7.0%
CIFC Funding Ltd.	6.9%
Sixth Street CLO	5.0%
Neuberger Berman CLO Ltd.	4.9%
OCP CLO Ltd.	4.7%
Goldentree Loan Opportunities Ltd.	4.2%
Bain Capital Credit CLO	4.0%
Madison Park Funding Ltd.	3.8%

Security Type (% of net assets)
Collateralized Loan Obligations	100.2%
Cash & Other	-0.2%

Industry (% of net assets)
Asset Backed Securities	100.2%
Cash & Other	-0.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 1, 2025, Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Effective January 1, 2025, Panagram AAA CLO ETF changed its name to Eldridge AAA CLO ETF.
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2025, the Fund made monthly distributions totalling $6.8 million or $1.42 per share with an average of $0.12 per share per month. From inception through August 31, 2025, the Fund has made monthly distributions totalling $10.1 million or $3.10 per share. None of the Fund’s dividends to date has been a return of capital.
Eldridge AAA CLO ETF	PAGE 2	TSR-AR-81752T486

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.cloxfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge AAA CLO ETF	PAGE 3	TSR-AR-81752T486

Eldridge BBB-B CLO ETF
CLOZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://clozfund.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge BBB-B CLO ETF	$52	0.50%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the Fund’s Net Asset Value (“NAV”) reached $844.9 million, from $456.6 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 30.5%  CLO BB bonds, 61.2% in  CLO BBB bonds, and 8.3% cash and other.
For the 12-month period ended August 31, 2025, the Fund issued 30,500,000 new shares at a weighted average price of $26.88 per share, raising $819.9 million in equity.
For the 12-month period ended August 31, 2025, the Fund had 50 units (14,500,000 shares) of cash redemptions and 15 units (1,500,000 shares) of in-kind redemptions.
As of August 31, 2025, the Fund’s NAV was $26.82 per share, which was down from $26.86 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2025, the Fund returned 8.42% on a NAV basis and 8.52% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO High Quality Mezzanine Index, had a return of 8.97% for the same period.
From inception through August 31, 2025, the Fund returned 12.08% on a NAV basis and 12.23% on a market price basis. Comparatively, the Fund’s benchmark had a return of 12.87% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses such as management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Eldridge BBB-B CLO ETF	PAGE 1	TSR-AR-81752T528

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2023)
Eldridge BBB-B CLO ETF NAV	8.42	12.08
Bloomberg U.S. Aggregate Bond Index	3.14	3.47
JP Morgan CLO High Quality Mezzanine Index Total Return	8.97	12.87
Visit https://clozfund.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$844,925,706
Number of Holdings	223
Net Advisory Fee	$3,373,572
Portfolio Turnover	99%
30-Day SEC Yield	7.59%
30-Day SEC Yield Unsubsidized	7.59%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers (% of net assets)
CIFC Funding Ltd.	6.2%
Elmwood CLO Ltd.	6.2%
Madison Park Funding Ltd.	5.9%
Carlyle Global Market Strategies	5.6%
Palmer Square CLO Ltd.	4.9%
OHA Credit Funding	4.1%
ARES CLO	3.9%
Neuberger Berman CLO Ltd.	3.8%
OCP CLO Ltd.	3.8%
Regatta Funding Ltd.	3.5%

Security Type (% of net assets)
Collateralized Loan Obligations	91.7%
Cash & Other	8.3%

Industry (% of net assets)
Asset Backed Securities	91.7%
Cash & Other	8.3%
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 1, 2025, Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Effective January 1, 2025,  Panagram BBB-B CLO ETF changed its name to Eldridge BBB-B CLO ETF.
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2025, the Fund made monthly distributions totalling $52.9 million or $2.19 per share with an average of $0.18 per share per month. From inception through August 31, 2025, the Fund has made monthly distributions totalling $78.1 million or $5.95 per share. None of the Fund’s dividends to date has been a return of capital.
Eldridge BBB-B CLO ETF	PAGE 2	TSR-AR-81752T528

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://clozfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge BBB-B CLO ETF	PAGE 3	TSR-AR-81752T528

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended August 31, 2025 and August 31, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$ 48,500	$ 48,500
(b) Audit-Related Fees	$ 10,925	$ 0
(c) Tax Fees	$ 9,000	$ 9,000
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	$ 0	$ 0
Registrant’s Investment Adviser	$ 0	$ 0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ELDRIDGE AAA CLO ETF
TICKER SYMBOL: CLOX
ELDRIDGE BBB-B CLO ETF
TICKER SYMBOL: CLOZ
Annual Financial Statements and Additional Information
August 31, 2025

Eldridge AAA CLO ETF
Schedule of Investments
August 31, 2025

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 100.2%(a)(b)
Bermuda — 0.6%
OHA Credit Funding, Series 2024-17A, Class A, 5.81% (3 mo. Term SOFR + 1.48%), 04/20/2037	$1,250,000	$1,255,234
Cayman Islands — 83.5%(c)
AGL CLO Ltd.
Series 2021-12A, Class A1, 5.75% (3 mo. Term SOFR + 1.42%), 07/20/2034	800,000	801,617
Series 2024-33A, Class A1, 5.68% (3 mo. Term SOFR + 1.35%), 07/21/2037	2,815,000	2,822,263
Aimco CLO
Series 2015-AA, Class A1R4, 0.00% (3 mo. Term SOFR + 1.25%), 10/17/2038	3,000,000	3,002,250
Series 2019-10A, Class ARR, 5.74% (3 mo. Term SOFR + 1.41%), 07/22/2037	900,000	903,227
Apidos CLO, Series 2021-37A, Class A, 5.72% (3 mo. Term SOFR + 1.39%), 10/22/2034	1,500,000	1,503,975
ARES CLO
Series 2016-41A, Class AR2, 5.65% (3 mo. Term SOFR + 1.33%), 04/15/2034	900,000	901,110
Series 2020-56A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.25%), 01/25/2038	2,000,000	2,004,246
Series 2021-61A, Class A1R, 5.86% (3 mo. Term SOFR + 1.53%), 04/20/2037	1,500,000	1,506,621
Series 2022-63A, Class A1R, 5.59% (3 mo. Term SOFR + 1.31%), 10/15/2038	5,000,000	5,023,285
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.46% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,002,996
Babson CLO Ltd., Series 2022-4A, Class A1R, 5.69% (3 mo. Term SOFR + 1.36%), 10/20/2037	2,025,000	2,032,563
Bain Capital Credit CLO
Series 2017-2A, Class A1R3, 5.72% (3 mo. Term SOFR + 1.40%), 07/25/2037	2,000,000	2,006,962
Series 2020-2A, Class ARR, 5.57% (3 mo. Term SOFR + 1.24%), 07/19/2034	1,800,000	1,803,753
Basswood Park CLO Ltd., Series 2021-1A, Class A, 5.59% (3 mo. Term SOFR + 1.26%), 04/20/2034	1,250,000	1,252,526
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 5.51% (3 mo. Term SOFR + 1.18%), 04/20/2038	3,750,000	3,752,730
Series 2016-10A, Class A1R3, 5.63% (3 mo. Term SOFR + 1.30%), 07/20/2038	2,830,000	2,845,706
Series 2018-16A, Class A1R2, 5.64% (3 mo. Term SOFR + 1.32%), 01/17/2038	4,500,000	4,517,311
Series 2020-21A, Class A1R, 5.75% (3 mo. Term SOFR + 1.43%), 10/15/2034	1,000,000	1,001,994
Series 2024-38A, Class A, 5.63% (3 mo. Term SOFR + 1.31%), 01/25/2038	3,000,000	3,007,923

The accompanying notes are an integral part of these financial statements.

1

Eldridge AAA CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Carlyle Global Market Strategies
Series 2020-2A, Class A1R, 5.72% (3 mo. Term SOFR + 1.40%), 01/25/2035	$2,000,000	$2,000,100
Series 2021-4A, Class A1, 5.70% (3 mo. Term SOFR + 1.37%), 04/20/2034	1,200,000	1,201,241
Series 2024-2A, Class A, 5.84% (3 mo. Term SOFR + 1.52%), 04/25/2037	2,500,000	2,508,903
CIFC Funding Ltd.
Series 2014-3A, Class A1R, 5.50% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,001,000
Series 2017-1A, Class ARR, 5.88% (3 mo. Term SOFR + 1.55%), 04/21/2037	835,000	837,811
Series 2018-2A, Class A1R, 5.70% (3 mo. Term SOFR + 1.37%), 10/20/2037	3,000,000	3,009,570
Series 2018-4A, Class AR, 5.54% (3 mo. Term SOFR + 1.22%), 01/17/2038	2,500,000	2,506,185
Series 2020-4A, Class A1R, 5.62% (3 mo. Term SOFR + 1.30%), 01/15/2040	4,000,000	4,013,456
Series 2022-2A, Class A1R, 5.30% (3 mo. Term SOFR + 0.97%), 04/19/2035	800,000	797,136
Elmwood CLO Ltd.
Series 2020-2A, Class ARR, 5.70% (3 mo. Term SOFR + 1.37%), 10/20/2037	1,500,000	1,508,671
Series 2021-5A, Class AR, 5.68% (3 mo. Term SOFR + 1.36%), 10/15/2037	900,000	903,382
Series 2024-12RA, Class AR, 5.67% (3 mo. Term SOFR + 1.34%), 10/20/2037	1,500,000	1,503,357
Series 2024-1A, Class A1, 5.83% (3 mo. Term SOFR + 1.50%), 04/18/2037	1,850,000	1,855,348
Series 2024-3A, Class A, 5.85% (3 mo. Term SOFR + 1.52%), 04/18/2037	1,500,000	1,504,740
Flatiron CLO Ltd., Series 2024-2A, Class A, 5.67% (3 mo. Term SOFR + 1.35%), 10/17/2037	3,000,000	3,009,750
Generate CLO Ltd., Series 2024-17A, Class A1, 5.73% (3 mo. Term SOFR + 1.40%), 10/22/2037	3,000,000	3,011,058
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class AR2, 5.30% (3 mo. Term SOFR + 0.97%), 04/20/2035	1,250,000	1,245,035
Series 2024-22A, Class A, 5.66% (3 mo. Term SOFR + 1.33%), 10/20/2037	3,000,000	3,011,343
Harriman Park CLO Ltd., Series 2020-1A, Class ARR, 5.63% (3 mo. Term SOFR + 1.30%), 07/20/2038	3,000,000	3,009,702
KKR CLO Trust, Series 2024-47A, Class A, 5.69% (3 mo. Term SOFR + 1.37%), 01/15/2038	4,000,000	4,016,576
Lakeside Park CLO Ltd., Series 2025-1A, Class A, 5.44% (3 mo. Term SOFR + 1.15%), 04/15/2038	2,000,000	2,000,872
Madison Park Funding Ltd.
Series 2018-30A, Class A1R, 5.68% (3 mo. Term SOFR + 1.36%), 07/16/2037	3,000,000	3,011,400

The accompanying notes are an integral part of these financial statements.

2

Eldridge AAA CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2019-34A, Class A1RR, 5.69% (3 mo. Term SOFR + 1.37%), 10/16/2037	$2,000,000	$2,008,524
Series 2022-62A, Class A1R2, 5.62% (3 mo. Term SOFR + 1.30%), 07/16/2038	2,000,000	2,006,576
Series 2024-67A, Class A1, 5.83% (3 mo. Term SOFR + 1.51%), 04/25/2037	1,300,000	1,304,506
Magnetite CLO Ltd.
Series 2023-34A, Class A1R, 5.46% (3 mo. Term SOFR + 1.14%), 01/15/2038	2,100,000	2,101,086
Series 2023-37A, Class A, 5.98% (3 mo. Term SOFR + 1.65%), 10/20/2036	2,500,000	2,503,245
Series 2024-40A, Class A1, 5.77% (3 mo. Term SOFR + 1.45%), 07/15/2037	2,000,000	2,008,752
Series 2024-44A, Class A1, 5.67% (3 mo. Term SOFR + 1.35%), 10/15/2037	2,000,000	2,005,782
Neuberger Berman CLO Ltd.
Series 2019-31A, Class AR2, 5.56% (3 mo. Term SOFR + 1.23%), 01/20/2039	3,000,000	3,005,859
Series 2020-36RA, Class A, 5.55% (3 mo. Term SOFR + 1.27%), 07/20/2039	3,500,000	3,502,625
Series 2020-39A, Class A1R, 5.86% (3 mo. Term SOFR + 1.53%), 04/20/2038	1,250,000	1,256,179
Series 2021-43A, Class AR, 5.37% (3 mo. Term SOFR + 1.05%), 07/17/2036	900,000	901,561
Series 2024-59A, Class A1, 5.61% (3 mo. Term SOFR + 1.29%), 01/23/2039	2,000,000	2,005,092
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.67% (3 mo. Term SOFR + 1.34%), 11/26/2037	2,060,000	2,067,906
Series 2019-17A, Class AR2, 5.73% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,008,661
Series 2021-22A, Class AR, 5.68% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,010,821
Octagon Investment Partners Ltd.
Series 2016-1A, Class A1R2, 5.75% (3 mo. Term SOFR + 1.42%), 07/18/2037	2,000,000	2,006,614
Series 2020-3A, Class A1R2, 5.68% (3 mo. Term SOFR + 1.36%), 01/15/2038	2,950,000	2,962,906
OHA Credit Funding
Series 2020-5A, Class AR, 5.68% (3 mo. Term SOFR + 1.35%), 10/18/2037	3,000,000	3,008,682
Series 2021-10RA, Class A1, 5.54% (3 mo. Term SOFR + 1.26%), 07/18/2037	2,500,000	2,506,875
OHA Credit Partners Ltd., Series 2021-16A, Class AR, 5.68% (3 mo. Term SOFR + 1.35%), 10/18/2037	4,225,000	4,237,227
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R, 5.64% (3 mo. Term SOFR + 1.41%), 11/14/2034	1,500,000	1,501,575

The accompanying notes are an integral part of these financial statements.

3

Eldridge AAA CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2019-1A, Class A1R2, 0.00% (3 mo. Term SOFR + 1.25%), 08/14/2038	$4,000,000	$4,003,000
Series 2021-1A, Class A1AR, 5.48% (3 mo. Term SOFR + 1.15%), 04/20/2038	3,300,000	3,300,165
Series 2024-2A, Class A1, 5.73% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,009,825
Series 2024-3A, Class A, 5.68% (3 mo. Term SOFR + 1.35%), 07/20/2037	1,500,000	1,504,837
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 5.48% (3 mo. Term SOFR + 1.16%), 04/15/2038	1,500,000	1,500,147
Series 2024-4A, Class A1, 5.64% (3 mo. Term SOFR + 1.32%), 01/25/2038	4,000,000	4,016,132
Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 5.59% (3 mo. Term SOFR + 1.30%), 07/20/2038	4,200,000	4,217,266
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.68% (3 mo. Term SOFR + 1.36%), 10/15/2039	1,500,000	1,504,538
Sixth Street CLO
Series 2019-13A, Class A1R2, 5.55% (3 mo. Term SOFR + 1.22%), 01/21/2038	2,000,000	2,000,902
Series 2021-17A, Class A1R, 5.47% (3 mo. Term SOFR + 1.15%), 04/17/2038	5,000,000	4,998,985
Series 2024-25A, Class A, 5.80% (3 mo. Term SOFR + 1.48%), 07/24/2037	3,000,000	3,014,226
Series 2024-27A, Class A, 5.66% (3 mo. Term SOFR + 1.34%), 01/17/2038	1,000,000	1,003,046
TICP CLO Ltd., Series 2018-11A, Class AR, 5.85% (3 mo. Term SOFR + 1.53%), 04/25/2037	3,000,000	3,009,945
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.67% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,506,030
		183,669,792
Jersey — 15.7%
AGL CLO Ltd., Series 2022-20A, Class A1R, 5.70% (3 mo. Term SOFR + 1.37%), 10/20/2037	2,650,000	2,660,393
Apidos CLO
Series 2022-40A, Class AR, 5.67% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,508,803
Series 2024-48A, Class A1, 5.76% (3 mo. Term SOFR + 1.44%), 07/25/2037	3,000,000	3,010,428
ARES CLO, Series 2023-ALF4A, Class A1, 6.07% (3 mo. Term SOFR + 1.75%), 10/15/2036	2,000,000	2,004,266
Bain Capital Credit CLO
Series 2022-4A, Class A1R, 5.70% (3 mo. Term SOFR + 1.38%), 10/16/2037	2,000,000	2,008,796
Series 2024-2A, Class A1, 5.84% (3 mo. Term SOFR + 1.52%), 07/15/2037	3,000,000	3,013,818
Benefit Street Partners CLO Ltd., Series 2022-28A, Class AR, 5.68% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,011,004

The accompanying notes are an integral part of these financial statements.

4

Eldridge AAA CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
Birch Grove CLO, Series 2024-8A, Class A1, 5.96% (3 mo. Term SOFR + 1.63%), 04/20/2037	$1,140,000	$1,145,530
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.69% (3 mo. Term SOFR + 1.36%), 10/21/2037	2,000,000	2,006,118
Goldentree Loan Opportunities Ltd., Series 2023-17A, Class AR, 5.61% (3 mo. Term SOFR + 1.28%), 01/20/2039	5,000,000	5,011,950
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.67% (3 mo. Term SOFR + 1.35%), 10/24/2038	2,000,000	2,007,842
OCP CLO Ltd., Series 2024-36A, Class A1, 5.68% (3 mo. Term SOFR + 1.36%), 10/16/2037	2,200,000	2,206,393
Palmer Square CLO Ltd., Series 2022-3A, Class A1R, 5.68% (3 mo. Term SOFR + 1.35%), 07/20/2037	3,000,000	3,009,438
Symphony CLO Ltd., Series 2022-35A, Class AR, 6.02% (3 mo. Term SOFR + 1.70%), 10/24/2036	850,000	851,736
		34,456,515
United States — 0.4%
Clover CLO, Series 2020-1A, Class A1RR, 5.71% (3 mo. Term SOFR + 1.39%), 07/15/2037	1,000,000	1,003,076
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $220,160,921)		220,384,617
TOTAL INVESTMENTS — 100.2% (Cost $220,160,921)		220,384,617
Money Market Deposit Account — 2.3%(d)		5,101,146
Liabilities in Excess of Other Assets — (2.5)%		(5,538,279)
TOTAL NET ASSETS — 100.0%		$219,947,484

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $220,384,617 or 100.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

5

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 91.7%(a)(b)
Bermuda — 0.8%
OHA Credit Funding, Series 2022-13A, Class D1R, 7.13% (3 mo. Term SOFR + 2.80%), 07/20/2037	$3,000,000	$3,019,101
Rad CLO, Series 2024-25A, Class D2, 8.78% (3 mo. Term SOFR + 4.45%), 07/20/2037	1,500,000	1,509,236
RR Ltd., Series 2022-20A, Class DR, 8.82% (3 mo. Term SOFR + 4.50%), 07/15/2037	2,500,000	2,479,932
		7,008,269
Cayman Islands — 81.2%(c)
AGL CLO Ltd.
Series 2021-10A, Class E, 10.58% (3 mo. Term SOFR + 6.26%), 04/15/2034	1,250,000	1,248,464
Series 2022-17A, Class DR, 6.78% (3 mo. Term SOFR + 2.45%), 01/21/2035	1,500,000	1,501,286
Series 2023-25A, Class D1R, 7.22% (3 mo. Term SOFR + 2.90%), 07/21/2038	6,000,000	6,055,968
Aimco CLO
Series 2021-14A, Class E, 10.34% (3 mo. Term SOFR + 6.01%), 04/20/2034	2,000,000	2,006,086
Series 2021-16A, Class ER, 9.92% (3 mo. Term SOFR + 5.60%), 07/17/2037	3,500,000	3,530,327
Series 2025-23A, Class D1, 6.66% (3 mo. Term SOFR + 2.40%), 04/20/2038	4,000,000	4,015,476
Apidos CLO
Series 2021-36A, Class D, 7.49% (3 mo. Term SOFR + 3.16%), 07/20/2034	1,000,000	1,004,342
Series 2021-36A, Class E, 10.54% (3 mo. Term SOFR + 6.21%), 07/20/2034	4,500,000	4,531,072
Series 2021-37A, Class D, 7.64% (3 mo. Term SOFR + 3.31%), 10/22/2034	2,000,000	2,009,084
Series 2024-1A, Class D1R, 0.00% (3 mo. Term SOFR + 2.70%), 10/25/2038	4,000,000	4,015,000
ARES CLO
Series 2013-2A, Class DR3, 7.31% (3 mo. Term SOFR + 3.00%), 10/28/2034	3,000,000	3,003,651
Series 2016-39A, Class ER3, 11.08% (3 mo. Term SOFR + 6.75%), 07/18/2037	5,000,000	5,064,535
Series 2019-54A, Class D1R2, 7.21% (3 mo. Term SOFR + 2.90%), 07/15/2038	5,000,000	5,027,600
Series 2021-61A, Class DR, 8.23% (3 mo. Term SOFR + 3.90%), 04/20/2037	2,900,000	2,927,066
Series 2022-63A, Class D1R, 7.28% (3 mo. Term SOFR + 3.00%), 10/15/2038	5,000,000	5,011,170
Series 2022-64A, Class ER, 10.82% (3 mo. Term SOFR + 6.50%), 10/24/2039	4,000,000	4,046,244
Series 2024-ALF8, Class D1, 6.97% (3 mo. Term SOFR + 2.65%), 01/24/2038	1,000,000	1,008,083

The accompanying notes are an integral part of these financial statements.

6

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Babson CLO Ltd.
Series 2019-2A, Class D1RR, 7.22% (3 mo. Term SOFR + 2.90%), 01/15/2038	$7,500,000	$7,538,783
Series 2019-3A, Class D1RR, 7.18% (3 mo. Term SOFR + 2.85%), 01/20/2036	1,000,000	1,001,535
Series 2020-1A, Class ER2, 9.82% (3 mo. Term SOFR + 5.50%), 01/15/2038	2,000,000	1,994,144
Series 2021-1A, Class D, 7.48% (3 mo. Term SOFR + 3.16%), 04/25/2034	1,000,000	1,001,812
Bain Capital Credit CLO
Series 2017-2A, Class ER3, 11.66% (3 mo. Term SOFR + 7.34%), 07/25/2037	4,000,000	4,054,876
Series 2019-1A, Class DR2, 7.43% (3 mo. Term SOFR + 3.10%), 04/19/2034	3,060,000	3,067,935
Series 2019-3A, Class DRR, 7.13% (3 mo. Term SOFR + 2.80%), 10/21/2034	5,000,000	5,009,820
Series 2024-4A, Class D1, 7.42% (3 mo. Term SOFR + 3.10%), 10/23/2037	4,375,000	4,411,330
Ballyrock CLO Ltd.
Series 2021-18A, Class C1R, 7.17% (3 mo. Term SOFR + 2.85%), 04/15/2038	4,100,000	4,129,946
Series 2021-1A, Class D1R, 7.17% (3 mo. Term SOFR + 2.85%), 01/15/2038	4,000,000	4,024,864
Series 2021-1A, Class ER, 9.57% (3 mo. Term SOFR + 5.25%), 01/15/2038	5,000,000	4,907,285
Series 2023-25A, Class C1R, 6.92% (3 mo. Term SOFR + 2.60%), 01/25/2038	3,000,000	3,010,842
Series 2024-28A, Class C1, 7.13% (3 mo. Term SOFR + 2.80%), 01/20/2038	2,990,000	3,016,829
Basswood Park CLO Ltd., Series 2021-1A, Class E, 10.74% (3 mo. Term SOFR + 6.41%), 04/20/2034	3,000,000	3,022,218
Benefit Street Partners CLO Ltd.
Series 2018-14A, Class D1R, 7.58% (3 mo. Term SOFR + 3.25%), 10/20/2037	1,750,000	1,764,086
Series 2020-20A, Class D1RR, 6.99% (3 mo. Term SOFR + 2.70%), 10/15/2038	1,500,000	1,502,995
Series 2021-23A, Class DR, 7.22% (3 mo. Term SOFR + 2.90%), 04/25/2034	4,500,000	4,539,739
Series 2022-26A, Class D1R, 7.33% (3 mo. Term SOFR + 3.00%), 07/20/2037	8,250,000	8,304,268
Series 2025-43A, Class D1, 0.00% (3 mo. Term SOFR + 2.65%), 10/20/2038	1,000,000	1,003,750
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 7.53% (3 mo. Term SOFR + 3.21%), 10/15/2036	2,000,000	2,003,828
Birch Grove CLO
Series 2021-2A, Class ER, 11.08% (3 mo. Term SOFR + 6.75%), 10/19/2037	2,000,000	2,010,564

The accompanying notes are an integral part of these financial statements.

7

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2022-4A, Class D1R, 7.52% (3 mo. Term SOFR + 3.20%), 07/15/2037	$1,700,000	$1,708,221
Series 2024-11A, Class D1, 7.43% (3 mo. Term SOFR + 3.10%), 01/22/2038	7,500,000	7,508,033
Blackstone, Inc., Series 2017-1A, Class DR, 10.84% (3 mo. Term SOFR + 6.51%), 04/20/2034	2,000,000	2,013,156
Carlyle Global Market Strategies
Series 2017-3A, Class ER2, 11.83% (3 mo. Term SOFR + 7.50%), 10/21/2037	7,325,000	7,505,173
Series 2019-1A, Class CR2, 6.88% (3 mo. Term SOFR + 2.60%), 04/20/2031	1,500,000	1,502,997
Series 2020-2A, Class DR, 11.28% (3 mo. Term SOFR + 6.96%), 01/25/2035	2,064,420	2,064,523
Series 2021-10A, Class D1R, 7.18% (3 mo. Term SOFR + 2.85%), 01/20/2038	6,000,000	6,020,688
Series 2021-11A, Class D1R, 7.37% (3 mo. Term SOFR + 3.05%), 07/25/2037	2,500,000	2,512,033
Series 2021-2A, Class ER, 9.23% (3 mo. Term SOFR + 4.90%), 04/20/2038	2,750,000	2,750,646
Series 2021-4A, Class E, 11.19% (3 mo. Term SOFR + 6.86%), 04/20/2034	1,000,000	1,007,463
Series 2021-5A, Class ER, 10.18% (3 mo. Term SOFR + 5.90%), 03/31/2038	1,500,000	1,506,528
Series 2021-6A, Class ER, 10.32% (3 mo. Term SOFR + 6.00%), 01/15/2038	5,000,000	5,033,600
Series 2022-3A, Class D1R, 8.18% (3 mo. Term SOFR + 3.85%), 04/20/2037	3,000,000	3,026,136
Series 2022-5A, Class ER, 11.42% (3 mo. Term SOFR + 7.10%), 10/15/2037	2,400,000	2,445,060
Series 2023-1A, Class ER, 10.08% (3 mo. Term SOFR + 5.75%), 07/20/2037	1,000,000	1,009,598
Series 2023-4A, Class D, 8.42% (3 mo. Term SOFR + 4.10%), 10/25/2036	3,000,000	3,011,061
Series 2024-1A, Class D, 8.22% (3 mo. Term SOFR + 3.90%), 04/15/2037	4,950,000	4,996,837
Series 2024-7A, Class E, 9.82% (3 mo. Term SOFR + 5.50%), 01/15/2037	3,000,000	3,035,412
Cayuga Park CLO, Series 2020-1A, Class DR, 7.68% (3 mo. Term SOFR + 3.36%), 07/17/2034	3,000,000	3,011,634
CIFC Funding Ltd.
Series 2014-2RA, Class ER, 11.56% (3 mo. Term SOFR + 7.24%), 10/24/2037	7,000,000	7,140,924
Series 2014-3A, Class ER, 9.57% (3 mo. Term SOFR + 5.25%), 03/31/2038	6,000,000	6,026,622
Series 2014-5A, Class ER3, 11.82% (3 mo. Term SOFR + 7.50%), 07/17/2037	3,500,000	3,585,516

The accompanying notes are an integral part of these financial statements.

8

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2017-3A, Class ER, 11.03% (3 mo. Term SOFR + 6.70%), 04/20/2037	$1,650,000	$1,665,185
Series 2018-3A, Class D1R, 0.00% (3 mo. Term SOFR + 2.70%), 10/18/2038	6,500,000	6,524,375
Series 2019-1A, Class D1R2, 7.38% (3 mo. Term SOFR + 3.05%), 10/20/2037	5,000,000	5,030,090
Series 2019-3A, Class D1R2, 7.07% (3 mo. Term SOFR + 2.75%), 01/16/2038	2,480,000	2,496,621
Series 2019-5A, Class D1R2, 0.00% (3 mo. Term SOFR + 2.70%), 10/15/2038	7,000,000	7,026,250
Series 2020-1A, Class ER, 10.83% (3 mo. Term SOFR + 6.51%), 07/15/2036	2,000,000	2,015,808
Series 2020-4A, Class DR, 7.12% (3 mo. Term SOFR + 2.80%), 01/15/2040	500,000	503,290
Series 2021-1A, Class D1R, 7.47% (3 mo. Term SOFR + 3.15%), 07/25/2037	460,000	464,597
Series 2021-3A, Class E1, 10.98% (3 mo. Term SOFR + 6.66%), 07/15/2036	1,150,000	1,158,646
Series 2021-5A, Class D1R, 7.07% (3 mo. Term SOFR + 2.75%), 01/15/2038	4,000,000	4,039,544
Series 2021-6A, Class D, 7.68% (3 mo. Term SOFR + 3.36%), 10/15/2034	2,000,000	2,007,744
Series 2022-2A, Class DR, 6.88% (3 mo. Term SOFR + 2.55%), 04/19/2035	3,000,000	3,005,865
Elmwood CLO Ltd.
Series 2020-1A, Class ER, 10.48% (3 mo. Term SOFR + 6.15%), 04/18/2037	3,000,000	3,016,152
Series 2020-3A, Class D1RR, 7.43% (3 mo. Term SOFR + 3.10%), 07/18/2037	4,250,000	4,274,990
Series 2020-4A, Class D1RR, 7.42% (3 mo. Term SOFR + 3.10%), 10/17/2037	3,490,000	3,515,131
Series 2021-1A, Class ER, 10.58% (3 mo. Term SOFR + 6.25%), 04/20/2037	3,250,000	3,266,247
Series 2021-2A, Class D1R, 6.98% (3 mo. Term SOFR + 2.65%), 04/20/2038	5,000,000	5,043,570
Series 2021-3A, Class DR2, 7.31% (3 mo. Term SOFR + 3.05%), 07/20/2038	4,000,000	4,022,632
Series 2021-3A, Class ER2, 10.21% (3 mo. Term SOFR + 5.95%), 07/20/2038	6,000,000	6,043,470
Series 2021-4A, Class D1R, 7.03% (3 mo. Term SOFR + 2.70%), 01/20/2038	3,500,000	3,516,985
Series 2021-5A, Class ER, 10.22% (3 mo. Term SOFR + 5.90%), 10/15/2037	5,350,000	5,389,253
Series 2022-3A, Class DR, 8.13% (3 mo. Term SOFR + 3.80%), 04/20/2037	1,000,000	1,011,103
Series 2022-5A, Class ERR, 10.12% (3 mo. Term SOFR + 5.80%), 07/17/2037	4,000,000	4,028,900

The accompanying notes are an integral part of these financial statements.

9

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2022-6A, Class DR, 8.47% (3 mo. Term SOFR + 4.15%), 10/17/2036	$4,800,000	$4,830,288
Series 2023-1A, Class D1R, 7.12% (3 mo. Term SOFR + 2.80%), 04/17/2038	3,540,000	3,569,308
Series 2023-3A, Class D1R, 7.07% (3 mo. Term SOFR + 2.75%), 01/17/2038	1,000,000	1,005,040
GoldenTree Loan Management US CLO, Series 2017-1A, Class ER3, 8.83% (3 mo. Term SOFR + 4.50%), 04/20/2034	2,000,000	1,971,530
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class DR2, 6.78% (3 mo. Term SOFR + 2.45%), 04/20/2035	5,000,000	5,007,200
Series 2024-23A, Class D, 6.93% (3 mo. Term SOFR + 2.60%), 01/20/2039	5,000,000	5,015,070
Golub Capital Partners CLO Ltd., Series 2019-41A, Class D1R2, 7.27% (3 mo. Term SOFR + 2.95%), 07/20/2038	5,000,000	5,028,085
Harriman Park CLO Ltd., Series 2020-1A, Class D1RR, 7.23% (3 mo. Term SOFR + 2.90%), 07/20/2038	5,000,000	5,043,490
KKR CLO Trust
Series 2022-41A, Class D, 7.57% (3 mo. Term SOFR + 3.25%), 04/15/2035	1,000,000	981,816
Series 2024-60A, Class D1, 7.32% (3 mo. Term SOFR + 3.00%), 01/15/2038	5,000,000	5,048,240
Series 35A, Class ER, 9.23% (3 mo. Term SOFR + 4.90%), 01/20/2038	4,668,000	4,422,748
Series 37A, Class D1R, 7.28% (3 mo. Term SOFR + 2.95%), 04/20/2038	7,000,000	7,034,776
Series 37A, Class ER, 10.08% (3 mo. Term SOFR + 5.75%), 04/20/2038	7,000,000	7,040,544
Lodi Park CLO Ltd., Series 2024-1A, Class E, 9.98% (3 mo. Term SOFR + 5.65%), 07/21/2037	5,000,000	5,037,400
Madison Park Funding Ltd.
Series 2018-27A, Class D1R, 7.18% (3 mo. Term SOFR + 2.85%), 04/20/2038	7,500,000	7,570,687
Series 2018-27A, Class ER, 9.83% (3 mo. Term SOFR + 5.50%), 04/20/2038	7,000,000	7,037,499
Series 2018-28A, Class ER, 10.67% (3 mo. Term SOFR + 6.35%), 01/15/2038	7,500,000	7,560,435
Series 2019-34A, Class D1RR, 7.67% (3 mo. Term SOFR + 3.35%), 10/16/2037	5,000,000	5,058,765
Series 2019-37A, Class D1A, 8.07% (3 mo. Term SOFR + 3.75%), 04/15/2037	5,000,000	5,041,760
Series 2020-47A, Class ER, 10.98% (3 mo. Term SOFR + 6.65%), 04/19/2037	2,000,000	2,019,000
Series 2021-48A, Class E, 10.84% (3 mo. Term SOFR + 6.51%), 04/19/2033	1,500,000	1,504,183
Series 2021-51A, Class E, 10.86% (3 mo. Term SOFR + 6.53%), 07/19/2034	1,000,000	1,007,288

The accompanying notes are an integral part of these financial statements.

10

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2022-54A, Class D1R, 7.48% (3 mo. Term SOFR + 3.15%), 10/21/2037	$4,000,000	$4,024,620
Series 2022-54A, Class ER, 10.83% (3 mo. Term SOFR + 6.50%), 10/21/2037	5,000,000	5,074,715
Series 2023-63A, Class D1R, 7.48% (3 mo. Term SOFR + 3.15%), 07/21/2038	4,000,000	4,040,356
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.83% (3 mo. Term SOFR + 3.50%), 04/20/2037	6,778,000	6,831,363
Series 2020-27A, Class DR, 7.44% (3 mo. Term SOFR + 3.11%), 10/20/2034	1,000,000	1,002,256
Series 2021-29A, Class DR, 7.37% (3 mo. Term SOFR + 3.05%), 07/15/2037	3,000,000	3,027,786
Series 2021-30A, Class ER, 9.67% (3 mo. Term SOFR + 5.35%), 10/25/2037	3,000,000	3,021,777
Series 2022-35A, Class DR, 8.32% (3 mo. Term SOFR + 4.00%), 10/25/2036	2,000,000	2,006,568
Series 2023-36A, Class DR, 7.12% (3 mo. Term SOFR + 2.80%), 07/25/2038	7,000,000	7,073,241
Series 2023-37A, Class D, 8.33% (3 mo. Term SOFR + 4.00%), 10/20/2036	4,000,000	4,018,648
Neuberger Berman CLO Ltd.
Series 2016-21A, Class D1R3, 7.23% (3 mo. Term SOFR + 2.90%), 01/20/2039	5,000,000	5,060,485
Series 2017-16SA, Class D1R2, 7.02% (3 mo. Term SOFR + 2.70%), 04/15/2039	7,500,000	7,563,990
Series 2018-30A, Class D1R2, 7.13% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,750,000	5,796,006
Series 2019-31A, Class D1R2, 7.03% (3 mo. Term SOFR + 2.70%), 01/20/2039	4,000,000	4,031,408
Series 2021-40A, Class DR, 6.90% (3 mo. Term SOFR + 2.80%), 10/16/2037	7,500,000	7,514,632
Series 2021-43A, Class DR, 6.97% (3 mo. Term SOFR + 2.65%), 07/17/2036	1,000,000	1,002,360
Series 2021-46A, Class DR, 6.98% (3 mo. Term SOFR + 2.65%), 01/20/2037	1,500,000	1,503,168
Oaktree CLO Ltd.
Series 2019-2A, Class DR, 11.51% (3 mo. Term SOFR + 7.19%), 10/15/2037	3,500,000	3,516,559
Series 2022-3A, Class ER, 10.82% (3 mo. Term SOFR + 6.50%), 10/15/2037	2,000,000	2,010,662
Series 2023-2A, Class D1R, 7.38% (3 mo. Term SOFR + 3.05%), 07/20/2038	2,000,000	1,996,694
OCP CLO Ltd.
Series 2015-10A, Class D1R3, 7.16% (3 mo. Term SOFR + 2.85%), 01/26/2038	5,000,000	5,032,315

The accompanying notes are an integral part of these financial statements.

11

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2015-9A, Class D1R3, 6.82% (3 mo. Term SOFR + 2.50%), 01/15/2037	$3,000,000	$3,001,458
Series 2015-9A, Class ER3, 9.02% (3 mo. Term SOFR + 4.70%), 01/15/2037	2,000,000	1,993,832
Series 2016-11A, Class D1R3, 7.16% (3 mo. Term SOFR + 2.85%), 07/26/2038	2,000,000	2,018,618
Series 2018-15A, Class D1R, 7.08% (3 mo. Term SOFR + 2.75%), 01/20/2038	2,850,000	2,869,215
Series 2020-19A, Class D1R2, 7.03% (3 mo. Term SOFR + 2.70%), 04/20/2038	3,000,000	3,029,268
Series 2020-20A, Class D1R, 7.93% (3 mo. Term SOFR + 3.60%), 04/18/2037	3,150,000	3,175,723
Series 2021-22A, Class D1R, 7.33% (3 mo. Term SOFR + 3.00%), 10/20/2037	1,000,000	1,011,971
Series 2021-23A, Class D1R, 7.07% (3 mo. Term SOFR + 2.75%), 01/17/2037	3,000,000	3,006,564
Series 2022-25A, Class ER, 10.18% (3 mo. Term SOFR + 5.85%), 07/20/2037	5,000,000	5,026,925
Octagon Credit Investors LLC, Series 2024-3A, Class E, 10.22% (3 mo. Term SOFR + 5.90%), 07/24/2037	4,000,000	4,051,420
Octagon Investment Partners Ltd.
Series 2016-1A, Class DR2, 7.63% (3 mo. Term SOFR + 3.30%), 07/18/2039	3,000,000	3,017,778
Series 2016-1A, Class ER2, 11.50% (3 mo. Term SOFR + 7.17%), 07/18/2039	6,000,000	6,056,034
Series 2019-3A, Class ERR, 11.85% (3 mo. Term SOFR + 7.53%), 07/15/2037	2,000,000	2,033,468
Series 2020-3A, Class DAR2, 7.47% (3 mo. Term SOFR + 3.15%), 01/15/2039	4,000,000	4,020,112
Series 2020-5A, Class ER, 11.65% (3 mo. Term SOFR + 7.33%), 04/15/2037	2,500,000	2,521,050
Series 2022-1A, Class ER, 10.72% (3 mo. Term SOFR + 6.40%), 01/23/2038	5,500,000	5,549,792
Series 2024-4A, Class E, 10.62% (3 mo. Term SOFR + 6.30%), 10/23/2037	3,500,000	3,567,914
OHA Credit Funding
Series 2018-1A, Class D1R, 7.93% (3 mo. Term SOFR + 3.60%), 04/20/2037	4,000,000	4,030,980
Series 2019-2A, Class D1R2, 7.03% (3 mo. Term SOFR + 2.70%), 01/21/2038	3,000,000	3,024,120
Series 2020-5A, Class ER, 9.73% (3 mo. Term SOFR + 5.40%), 10/18/2037	1,000,000	1,006,004
Series 2020-7A, Class D1R2, 6.96% (3 mo. Term SOFR + 2.70%), 07/19/2038	2,000,000	2,019,658
Series 2021-10RA, Class D1, 6.98% (3 mo. Term SOFR + 2.70%), 07/18/2038	2,000,000	2,019,730

The accompanying notes are an integral part of these financial statements.

12

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2021-8A, Class D1R, 6.98% (3 mo. Term SOFR + 2.65%), 01/20/2038	$6,500,000	$6,552,299
Series 2022-12RA, Class D, 7.08% (3 mo. Term SOFR + 2.75%), 07/20/2037	7,500,000	7,548,060
Series 2023-15RA, Class D, 7.01% (3 mo. Term SOFR + 2.70%), 07/20/2038	5,000,000	5,054,210
OHA Credit Partners Ltd.
Series 2014-10RA, Class D1R2, 6.83% (3 mo. Term SOFR + 2.50%), 04/20/2038	5,000,000	4,974,050
Series 2015-11A, Class D1R2, 7.43% (3 mo. Term SOFR + 3.10%), 04/20/2037	4,300,000	4,343,675
Series 2016-13A, Class D1R2, 7.33% (3 mo. Term SOFR + 3.00%), 10/21/2037	1,125,000	1,136,679
Series 2017-14A, Class D1R, 7.18% (3 mo. Term SOFR + 2.85%), 07/21/2037	4,000,000	4,040,840
OHA Loan Funding Ltd., Series 2016-1A, Class D1R2, 7.38% (3 mo. Term SOFR + 3.05%), 07/20/2037	4,500,000	4,538,889
Palmer Square CLO Ltd.
Series 2015-1A, Class CR5, 6.96% (3 mo. Term SOFR + 2.75%), 05/21/2034	3,195,000	3,194,984
Series 2018-2A, Class CR, 8.22% (3 mo. Term SOFR + 3.90%), 04/16/2037	5,000,000	5,047,875
Series 2021-2A, Class DR1, 7.22% (3 mo. Term SOFR + 2.90%), 02/15/2038	1,000,000	1,012,728
Series 2021-3A, Class ER, 9.75% (3 mo. Term SOFR + 5.45%), 10/15/2038	3,400,000	3,411,750
Series 2021-4A, Class D1R, 7.12% (3 mo. Term SOFR + 2.85%), 07/15/2038	6,000,000	6,065,784
Series 2021-4A, Class ER, 10.02% (3 mo. Term SOFR + 5.75%), 07/15/2038	5,605,000	5,660,596
Series 2022-1A, Class E, 10.68% (3 mo. Term SOFR + 6.35%), 04/20/2035	2,000,000	2,015,196
Series 2023-1A, Class D1R, 6.98% (3 mo. Term SOFR + 2.65%), 01/20/2038	2,195,000	2,204,851
Series 2023-2A, Class DR, 7.73% (3 mo. Term SOFR + 3.40%), 07/20/2038	5,000,000	5,011,405
Series 2023-4A, Class D1R, 7.28% (3 mo. Term SOFR + 2.95%), 10/20/2037	6,200,000	6,254,095
Rad CLO, Series 2023-19A, Class D1R, 7.68% (3 mo. Term SOFR + 3.35%), 03/20/2038	6,000,000	6,076,656
Regatta Funding Ltd.
Series 2018-1A, Class D1R, 7.47% (3 mo. Term SOFR + 3.15%), 07/17/2037	875,000	885,160
Series 2018-1A, Class ER, 11.07% (3 mo. Term SOFR + 6.75%), 07/17/2037	5,000,000	5,069,155
Series 2021-1A, Class D1R, 6.92% (3 mo. Term SOFR + 2.60%), 04/15/2038	5,600,000	5,635,090

The accompanying notes are an integral part of these financial statements.

13

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2021-5A, Class D1R, 7.13% (3 mo. Term SOFR + 2.80%), 01/20/2038	$6,300,000	$6,353,399
Series 2023-1A, Class D1R, 7.28% (3 mo. Term SOFR + 2.95%), 07/15/2038	7,000,000	7,060,935
Series 2023-1A, Class ER, 10.08% (3 mo. Term SOFR + 5.75%), 07/15/2038	2,500,000	2,530,043
RR Ltd.
Series 2019-7A, Class D1B, 10.82% (3 mo. Term SOFR + 6.50%), 01/15/2037	4,750,000	4,762,231
Series 2021-14A, Class C, 7.48% (3 mo. Term SOFR + 3.16%), 04/15/2036	2,000,000	2,003,664
Series 2021-15A, Class C, 7.48% (3 mo. Term SOFR + 3.16%), 04/15/2036	1,000,000	1,001,980
Series 2021-15A, Class D, 10.78% (3 mo. Term SOFR + 6.46%), 04/15/2036	2,500,000	2,491,072
Series 2024-36RA, Class C1R, 7.07% (3 mo. Term SOFR + 2.75%), 01/15/2040	720,000	726,110
Sixth Street CLO
Series 2019-13A, Class D1R2, 6.93% (3 mo. Term SOFR + 2.60%), 01/21/2038	2,000,000	2,012,574
Series 2021-18A, Class D1R, 0.00% (3 mo. Term SOFR + 2.70%), 10/17/2038	4,500,000	4,516,875
Series 2021-18A, Class E, 11.09% (3 mo. Term SOFR + 6.76%), 04/20/2034	1,000,000	1,000,050
Series 2021-20A, Class D1R, 7.21% (3 mo. Term SOFR + 2.95%), 07/17/2038	6,000,000	6,034,032
Series 2024-26A, Class D1, 7.23% (3 mo. Term SOFR + 2.90%), 10/18/2037	4,000,000	4,023,796
TRESTLES CLO LLC, Series 2023-6A, Class D1R, 6.97% (3 mo. Term SOFR + 2.65%), 04/25/2038	2,000,000	2,009,828
Wellman Park CLO Ltd.
Series 2021-1A, Class D1R, 7.37% (3 mo. Term SOFR + 3.05%), 07/15/2037	2,500,000	2,515,990
Series 2021-1A, Class ER, 10.62% (3 mo. Term SOFR + 6.30%), 07/15/2037	5,000,000	5,023,380
		685,651,593
Jersey — 8.4%
AGL CLO Ltd.
Series 2022-21A, Class ER, 9.98% (3 mo. Term SOFR + 5.65%), 10/21/2037	4,500,000	4,520,277
Series 2023-24A, Class ER, 11.16% (3 mo. Term SOFR + 6.84%), 03/31/2038	2,650,000	2,695,951
Series 2024-30RA, Class D, 7.78% (3 mo. Term SOFR + 3.45%), 04/21/2037	3,000,000	3,018,033
Apidos CLO
Series 2022-41A, Class ER, 9.98% (3 mo. Term SOFR + 5.65%), 10/20/2037	2,000,000	2,015,238

The accompanying notes are an integral part of these financial statements.

14

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
Series 2023-43A, Class D1R, 7.31% (3 mo. Term SOFR + 3.00%), 07/25/2038	$2,000,000	$2,016,826
ARES CLO
Series 2023-ALF4A, Class D, 9.00% (3 mo. Term SOFR + 4.68%), 10/15/2036	3,000,000	3,021,480
Series 2024-69A, Class E, 10.82% (3 mo. Term SOFR + 6.50%), 04/15/2036	4,000,000	4,025,528
Bain Capital Credit CLO
Series 2022-5A, Class DR, 8.57% (3 mo. Term SOFR + 4.25%), 01/24/2037	5,000,000	5,037,480
Series 2023-1A, Class D1R, 7.53% (3 mo. Term SOFR + 3.20%), 07/16/2038	2,000,000	2,027,948
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.27% (3 mo. Term SOFR + 5.95%), 07/15/2037	4,000,000	4,020,496
Birch Grove CLO, Series 2023-6A, Class D1R, 7.52% (3 mo. Term SOFR + 3.15%), 07/20/2038	3,000,000	3,029,943
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.93% (3 mo. Term SOFR + 3.60%), 04/19/2037	1,500,000	1,514,386
Captree Park CLO Ltd.
Series 2024-1A, Class D, 7.58% (3 mo. Term SOFR + 3.25%), 07/20/2037	2,400,000	2,422,930
Series 2024-1A, Class E, 10.33% (3 mo. Term SOFR + 6.00%), 07/20/2037	3,600,000	3,646,728
Dryden Senior Loan Fund
Series 2022-108A, Class D1R, 7.43% (3 mo. Term SOFR + 3.10%), 07/18/2037	800,000	805,310
Series 2022-112A, Class DR, 8.71% (3 mo. Term SOFR + 4.50%), 11/15/2036	1,000,000	1,004,387
Goldentree Loan Opportunities Ltd.
Series 2022-14A, Class DR, 7.33% (3 mo. Term SOFR + 3.00%), 07/20/2037	2,800,000	2,825,603
Series 2022-15A, Class ER, 10.83% (3 mo. Term SOFR + 6.50%), 10/20/2036	2,500,000	2,516,235
Series 2023-17A, Class DR, 7.13% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,000,000	5,038,930
Series 2024-20A, Class D, 7.48% (3 mo. Term SOFR + 3.15%), 07/20/2037	1,500,000	1,513,158
Series 2024-20A, Class E, 10.23% (3 mo. Term SOFR + 5.90%), 07/20/2037	3,000,000	3,022,941
Series 2024-21A, Class D, 7.38% (3 mo. Term SOFR + 3.05%), 07/20/2037	1,000,000	1,008,438
Golub Capital Partners CLO Ltd., Series 2023-66A, Class DR, 7.32% (3 mo. Term SOFR + 3.00%), 07/25/2038	1,000,000	1,007,189
Invesco CLO Ltd.
Series 2023-1A, Class ER, 11.23% (3 mo. Term SOFR + 6.90%), 04/22/2037	1,000,000	1,010,452

The accompanying notes are an integral part of these financial statements.

15

Eldridge BBB-B CLO ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
Series 2024-3A, Class D, 7.88% (3 mo. Term SOFR + 3.55%), 07/20/2037	$1,400,000	$1,413,989
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-55A, Class D1, 7.83% (3 mo. Term SOFR + 3.50%), 04/22/2038	720,000	725,254
OCP CLO Ltd.
Series 2024-31A, Class D, 8.28% (3 mo. Term SOFR + 3.95%), 04/20/2037	250,000	252,585
Series 2024-37A, Class E, 9.82% (3 mo. Term SOFR + 5.50%), 10/15/2037	2,000,000	2,018,512
Palmer Square CLO Ltd.
Series 2020-3A, Class CR2, 8.46% (3 mo. Term SOFR + 4.25%), 11/15/2036	1,000,000	1,006,839
Series 2020-3A, Class DR2, 11.46% (3 mo. Term SOFR + 7.25%), 11/15/2036	925,000	933,553
Regatta Funding Ltd., Series 2024-1A, Class E, 10.81% (3 mo. Term SOFR + 6.50%), 04/26/2037	2,000,000	2,029,128
		71,145,747
United States — 1.3%
Clover CLO, Series 2018-1A, Class D1RR, 7.78% (3 mo. Term SOFR + 3.45%), 04/20/2037	3,030,000	3,048,831
Flatiron CLO Ltd., Series 2023-1A, Class DR, 7.02% (3 mo. Term SOFR + 2.70%), 04/17/2036	5,150,000	5,155,258
Green Lakes Park CLO LLC, Series 2025-1A, Class D1RR, 6.82% (3 mo. Term SOFR + 2.50%), 01/25/2038	3,000,000	3,011,334
		11,215,423
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $773,911,878)		775,021,032
TOTAL INVESTMENTS — 91.7% (Cost $773,911,878)		775,021,032
Money Market Deposit Account — 10.1%(d)		85,172,262
Liabilities in Excess of Other Assets — (1.8)%		(15,267,588)
TOTAL NET ASSETS — 100.0%		$844,925,706

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $775,021,032 or 91.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

16

ELDRIDGE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
ASSETS:
Investments, at value	$220,384,617	$775,021,032
Cash equivalent - interest bearing deposit account	5,101,146	85,172,262
Interest receivable	1,498,094	8,082,833
Total assets	226,983,857	868,276,127
LIABILITIES:
Payable for investments purchased	7,000,000	23,000,000
Payable to Adviser	36,373	350,421
Total liabilities	7,036,373	23,350,421
NET ASSETS	$219,947,484	$844,925,706
Net Assets Consists of:
Paid-in capital	$218,929,396	$847,903,770
Total distributable earnings/(accumulated losses)	1,018,088	(2,978,064)
Total net assets	$219,947,484	$844,925,706
Net assets	$219,947,484	$844,925,706
Shares issued and outstanding(a)	8,600,000	31,500,000
Net asset value per share	$25.58	$26.82
Cost:
Investments, at cost	$220,160,921	$773,911,878

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

17

ELDRIDGE ETFs
Statements of Operations
For the Year Ended August 31, 2025

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
INVESTMENT INCOME:
Interest income	$7,579,519	$56,631,911
Total investment income	7,579,519	56,631,911
EXPENSES:
Investment advisory fee (See Note 3)	259,749	3,373,572
Total expenses	259,749	3,373,572
NET INVESTMENT INCOME	7,319,770	53,258,339
REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments	(115,100)	(8,280,484)
In-kind redemptions	—	(186,301)
Net realized loss	(115,100)	(8,466,785)
Net change in unrealized depreciation on:
Investments	(162,449)	(2,909,054)
Net change in unrealized appreciation (depreciation)	(162,449)	(2,909,054)
Net realized and unrealized loss	(277,549)	(11,375,839)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,042,221	$41,882,500

The accompanying notes are an integral part of these financial statements.

18

ELDRIDGE ETFs
Statements of Changes in Net Assets

	Eldridge AAA CLO ETF		Eldridge BBB-B CLO ETF
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$7,319,770	$3,456,656	$53,258,339	$24,441,556
Net realized gain (loss)	(115,100)	(548)	(8,466,785)	345,057
Net change in unrealized appreciation (depreciation)	(162,449)	233,852	(2,909,054)	2,697,688
Net increase in net assets from operations	7,042,221	3,689,960	41,882,500	27,484,301
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings (See Note 4)	(6,807,633)	(3,199,807)	(52,980,216)	(21,404,439)
Total distributions to shareholders	(6,807,633)	(3,199,807)	(52,980,216)	(21,404,439)
CAPITAL TRANSACTIONS:
Shares sold	182,060,430	39,349,315	819,944,120	379,221,800
Shares redeemed	(35,373,550)	(2,538,760)	(425,010,070)	(13,347,070)
ETF transaction fees (See Note 6)	316,629	62,832	4,520,629	1,452,436
Net increase in net assets from capital transactions(1)	147,003,509	36,873,387	399,454,679	367,327,166
NET INCREASE IN NET ASSETS	147,238,097	37,363,540	388,356,963	373,407,028
NET ASSETS:
Beginning of the year	72,709,387	35,345,847	456,568,743	83,161,715
End of the year	$219,947,484	$72,709,387	$844,925,706	$456,568,743
(1) A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Shares sold	7,150,000	1,550,000	30,500,000	14,300,000
Shares redeemed	(1,400,000)	(100,000)	(16,000,000)	(500,000)
Total increase in shares outstanding	5,750,000	1,450,000	14,500,000	13,800,000

The accompanying notes are an integral part of these financial statements.

19

Eldridge AAA CLO ETF
Financial Highlights
For a Fund share outstanding throughout the periods.

	Year Ended August 31,		Period Ended August 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$25.51	$25.25	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.44	1.69	0.21
Net realized and unrealized gain (loss) on investments(c)	(0.01)	0.12	0.10
Total from investment operations	1.43	1.81	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(1.40)	(1.58)	(0.10)
Net realized gains	(0.02)	—	—
Total distributions	(1.42)	(1.58)	(0.10)
ETF transaction fees per share	0.06	0.03	0.04
Net asset value, end of period	$25.58	$25.51	$25.25
TOTAL RETURN, at NAV(d)	5.99%	7.55%	1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$219,947	$72,709	$35,346
Ratio of expenses to average net assets(e)	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(e)	5.64%	6.66%	6.74%
Portfolio turnover rate(d)(f)(g)	65%	19%	0%

(a)	Inception date of the Fund was July 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

20

Eldridge BBB-B CLO ETF
Financial Highlights
For a Fund share outstanding throughout the periods.

	Year Ended August 31,		Period Ended August 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$26.86	$25.99	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.11	2.61	1.66
Net realized and unrealized gain (loss) on investments(c)	(0.13)	0.50	0.56
Total from investment operations	1.98	3.11	2.22
LESS DISTRIBUTIONS FROM:
Net investment income	(2.16)	(2.40)	(1.35)
Net realized gains	(0.04)	—	—
Total distributions	(2.20)	(2.40)	(1.35)
ETF transaction fees per share	0.18	0.16	0.12
Net asset value, end of period	$26.82	$26.86	$25.99
TOTAL RETURN, at NAV(d)	8.42%	13.17%	9.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$844,926	$456,569	$83,162
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	7.89%	9.84%	10.87%
Portfolio turnover rate(d)(f)(g)	99%	21%	0%

(a)	Inception date of the Fund was January 23, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

21

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Eldridge AAA CLO ETF and the Eldridge BBB-B CLO ETF (each separately a “Fund”, or collectively, the “Funds”) are non-diversified series with each having its own investment objectives and policies within the Trust. The Eldridge BBB-B CLO ETF’s inception was on January 23, 2023, and the Eldridge AAA CLO ETF’s inception was on July 18, 2023. Prior to January 1, 2025, the Eldridge AAA CLO ETF was named the Panagram AAA CLO ETF, and the Eldridge BBB-B CLO ETF was named the Panagram BBB-B CLO ETF. The Funds’ investment Adviser, Eldridge Structured Credit Advisers, LLC (“the “Adviser”) (formerly Panagram Structured Asset Management) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.
The Eldridge AAA CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (“CLOs”) that are rated at the time of purchase, AAA or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
The Eldridge BBB-B CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in CLO’s that are rated at the time of purchase, between BBB+ and B- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

22

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds’ and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with
Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of August 31, 2025:
Eldridge AAA CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$220,384,617	$—	$220,384,617
Total	$—	$220,384,617	$—	$220,384,617

Eldridge BBB-B CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$775,021,032	$—	$775,021,032
Total	$—	$775,021,032	$—	$775,021,032

23

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended August 31, 2025, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
B.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Funds are reported as payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

D.
Security Transactions, Income and Expenses – Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirement that could adversely affect cash flows and investments results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses. Gain and losses on paydowns of CLOs are reflected in interest income on the Statements of Operations. The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.
Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.20% for the Eldridge AAA CLO ETF and 0.50% for the Eldridge BBB-B CLO ETF.

24

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, including acquired fund fees and expenses, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the year ended August 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

25

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
As of August 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
Tax cost of Investments*	$220,162,250	$773,911,878
Gross unrealized appreciation	344,919	4,042,499
Gross unrealized depreciation	(122,552)	(2,933,345)
Net unrealized appreciation	222,367	1,109,154
Undistributed ordinary income	1,008,690	5,520,312
Other accumulated loss	(212,969)	(9,607,530)
Total distributable earnings (accumulated losses).	$1,018,088	$(2,978,064)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.
For the year ended August 31, 2025, the Eldridge AAA CLO ETF utilized $548 of short-term capital loss carryover. As of August 31, 2025, the Funds had no capital loss carryover. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended August 31, 2025, the Funds deferred on a tax basis, post-October losses of:

	Late Year Ordinary Loss	Short-Term	Long-Term
Eldridge AAA CLO ETF	$ —	$350,793	$(137,824)
Eldridge BBB-B CLO ETF	$—	$9,914,157	$(306,626)

Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to August 31.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year ended August 31, 2025 no such reclassifications were made between distributable earnings and paid-in capital for Eldridge AAA CLO ETF.
For the year ended August 31, 2025, the following table shows the reclassifications made due to redemptions in-kind for Eldridge BBB-B CLO ETF:

Accumulated Losses	Paid-In Capital
$179,525	$(179,525)

26

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
The tax character of distributions paid for the years ended August 31, 2025 and the year ended August 31, 2024, are as follows:
Eldridge AAA CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2025	$6,737,177	$70,456	$6,807,633
2024	$3,199,807	$—	$3,199,807

Eldridge BBB-B CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2025	$52,654,170	$326,046	$52,980,216
2024	$21,404,439	$—	$21,404,439

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares for Eldridge AAA CLO ETF and 100,000 shares for Eldridge BBB-B CLO ETF called “Creation Units.” Creation Units are issued and redeemed principally for cash, may also be issued and redeemed in kind for securities held by or eligible to be held by the Funds. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the

27

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the year ended August 31, 2025, were as follows:
Eldridge AAA CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$224,469,076	$84,718,201	$6,254,721	$—

Eldridge BBB-B CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$912,228,531	$622,837,241	$113,673,920	$39,264,740

8. PRINCIPAL RISKS
CLO Risk – The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). The Eldridge AAA CLO ETF intends to invest primarily in AAA rated tranches (or equivalent ratings by a NRSRO) and the Eldridge BBB-B CLO ETF intends to invest primarily in BBB and BB rated tranches (or equivalent ratings by a NRSRO); however, these ratings do not constitute a guarantee of credit quality and it’s possible that under stressed market environments these tranches could experience substantial losses due to actual defaults, write-downs of the equity or other subordinated tranches, increased sensitivity to defaults due to collateral default and impairment of subordinate tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class. In addition, these risks are heightened with respect to the below investment grade CLOs in which the Funds may significantly invest (up to 70% of the Fund’s total assets). The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk (i.e., the risk that in a declining interest rate period CLO tranches could be refinanced or paid off prior to their maturities and the Funds would then have to reinvest the proceeds at a lower rate), and the risk of default of the underlying asset.
9. LINE OF CREDIT
On January 31, 2025, the Funds established a secured line of credit (“LOC”) in the amount of $75,000,000, 15% of a borrowing Fund’s gross market value or 33.33% of the fair market value of a borrowing Fund’s net assets, whichever is less. On April 24, 2025, an amendment was made to the loan agreement to increase the Funds’ line of credit to $150,000,000, 20% of a borrowing Fund’s gross market value or 33.33% of the fair market value of a borrowing Fund’s net assets, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of a borrowing Fund. The LOC matures, unless renewed on January 30, 2026. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of August 31, 2025. The Funds have authorized the Custodian to charge any of a borrowing Fund’s accounts for any missed payments. During the year ended August 31, 2025, the Funds did not utilize its line of credit.

28

ELDRIDGE ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
10. ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds income, expenses, assets, and performance are regularly monitored and assessed by senior leadership at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
On September 2, 2025, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $ 0.11729322 and $0.17522965, payable on September 9, 2025, to shareholders of record on September 3, 2025.
On October 1, 2025, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $0.11428624 and $0.17090750, payable on October 8, 2025, to shareholders of record on October 2, 2025.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

29

ELDRIDGE ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Eldridge ETFs and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eldridge AAA CLO ETF (formerly Panagram AAA CLO ETF) and Eldridge BBB-B CLO ETF (formerly Panagram BBB-B CLO ETF) (the “Eldridge ETFs” or the “Funds”), each a series of Series Portfolios Trust as of August 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Eldridge AAA CLO ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024, and for the period from July 18, 2023 (commencement of operations) through August 31, 2023
Eldridge BBB-B CLO ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024, and for the period from January 23, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Eldridge Structured Credit Advisers, LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2025

30

ELDRIDGE ETFs
Additional Information
August 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling
1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ websites at www.clozfund.com or www.cloxfund.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended August 31, 2025, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared form ordinary income designated as qualified dividend income was as follows:

Eldridge AAA CLO ETF	0.00%
Eldridge BBB-B CLO ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025 was as follows:

Eldridge AAA CLO ETF	0.00%
Eldridge BBB-B CLO ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was as follows:

Eldridge AAA CLO ETF	0.13%
Eldridge BBB-B CLO ETF	0.70%

QUALIFIED INTEREST INCOME
The percentage of qualified interest income for the year ended August 31, 2025 was as follows:

Eldridge AAA CLO ETF	2.65%
Eldridge BBB-B CLO ETF	8.48%

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Additional Information
August 31, 2025 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2025 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Eldridge BBB-B CLO ETF and the Eldridge AAA CLO ETF (each a “Fund” and together, the “Funds”), Eldridge Structured Credit Advisers, LLC (“Eldridge”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Eldridge to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Eldridge provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Eldridge included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Eldridge, including Eldridge’s portfolio manager and other personnel, and the investment practices and techniques used by Eldridge in managing each Fund; (ii) the historical investment performance of each Fund; (iii) the management fee payable by each Fund to Eldridge and each Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Eldridge; (v) the cost of the services provided and Eldridge’s profitability with respect to managing each Fund; (vi) the extent to which any economies of scale realized by Eldridge in connection with its services to each Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits Eldridge and/or its affiliates, if any, may receive based on Eldridge’s relationship with the Funds. In addition to the Meeting, the Board met on June 18, 2025, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Eldridge in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Eldridge furnished quarterly reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by Eldridge, Eldridge’s personnel and business operations, marketing and distribution activity for the Funds, and compliance and operational matters related to the Funds and Eldridge. The Board also considered the presentation by representatives of Eldridge received at the Board’s meeting held on October 23-24, 2024.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the

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ELDRIDGE ETFs
Additional Information
August 31, 2025 (Unaudited)(Continued)
knowledge and experience gained over time through previous interactions with Eldridge in overseeing the Funds. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Eldridge, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Board considered the nature, extent and quality of services provided to the Funds by Eldridge under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Eldridge. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Funds. The Board also received and considered information about Eldridge’s investment process and investment strategy for each Fund, Eldridge’s approach to security selection, Eldridge’s investment research capabilities and resources, and the overall positioning of each Fund’s portfolio. The Board also considered Eldridge’s trade execution capabilities and experience. In addition, the Board considered the quality of Eldridge’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Funds.
The Board evaluated the ability of Eldridge, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Funds. The Board further considered Eldridge’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Eldridge’s compliance program. The Board also considered the special attributes of each Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that may be realized from such a structure. The Board also considered the resources committed by Eldridge to support the on-going operations of the Funds. The Board also considered the entrepreneurial and other risks assumed by Eldridge in connection with the services provided to the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Eldridge is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered each Fund’s investment performance. In this regard, the Board reviewed the performance of the Eldridge BBB-B CLO ETF as of June 30, 2025, as compared to its benchmark index, the JP Morgan CLO High Quality Mezzanine Index Total Return, noting the Fund underperformed the index for the year-to-date, one-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year period ended April 30, 2025. The Trustees noted that the Fund outperformed the Performance Universe median and average for the period reviewed and that it was the best performing fund in the Performance Universe. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Eldridge identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and

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ELDRIDGE ETFs
Additional Information
August 31, 2025 (Unaudited)(Continued)
Eldridge’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board reviewed the performance of the Eldridge AAA CLO ETF as of June 30, 2025, as compared to its benchmark index, the JP Morgan CLO AAA Total Return Index, noting the Fund slightly underperformed the index for the year-to-date, one-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year ended April 30, 2025. The Trustees noted that the Fund slightly underperformed the Performance Universe median but outperformed the Performance Universe average for the period reviewed. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Eldridge identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Eldridge’s analysis of the Fund’s performance for these time periods.
The Board noted each Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review each Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by each Fund to Eldridge for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of each Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate for the Eldridge BBB-B CLO ETF was lower than the Expense Group average and median. The Board further noted that the Management Fee Rate for the Eldridge AAA CLO ETF was lower than the Expense Group average and at the Expense Group median.
The Board noted that Eldridge reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Funds, but the Board received and considered information about the nature and extent of services offered and fee rates charged by Eldridge to other types of clients. The Board considered the fee comparisons in view of any differences between Eldridge’s services to the Funds and the services it provides to these other types of clients.
The Board also took into consideration each Fund’s “unified fee” structure, under which Eldridge would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Funds to operate. The Board considered that, other than the management fee, Eldridge would pay all operating expenses of each Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board considered each Fund’s net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Eldridge BBB-B CLO ETF’s net expense ratio was lower than both the average and median of the Expense Group. The Board further noted that the Eldridge AAA CLO ETF’s net expense ratio was lower than the Expense Group average and at the Expense Group median.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds in the Expense Group. While the Board recognized that comparisons between each Fund and its respective Expense Group may be imprecise, the comparative, independently

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ELDRIDGE ETFs
Additional Information
August 31, 2025 (Unaudited)(Continued)
selected information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing each Fund’s Management Fee Rate and net expense ratio to a Fund’s Selected Peer Group.
Based on these considerations, the Board determined that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the overall expense structure of each Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Eldridge’s revenue and expenses resulting from services provided to each Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2025. The Board noted information about the profitability to Eldridge from its advisory relationship with each Fund for the twelve months ended March 31, 2025. The Board received and considered a description of the expense allocation methodology used by Eldridge in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Eldridge’s financial resources and information regarding Eldridge’s commitment with respect to the Funds and its ability to support its management of the Funds and obligations under the Advisory Agreement. The Board concluded that Eldridge’s profit from managing the Eldridge BBB-B CLO ETF had not been, and currently was not, excessive.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of a Fund’s shareholders. The Board reviewed each Fund’s operating history and changes in each Fund’s asset levels it commenced operations. The Board considered that the amount and structure of each Fund’s unified fee reflects a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Funds would benefit Eldridge due to the unified fee structure of each Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing each Fund’s shareholders of the fees associated with a Fund. The Board noted that it would continue to monitor any future growth in each Fund’s assets and consider economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Eldridge and/or its affiliates, if any, as a result of Eldridge’s relationship with the Funds. Ancillary benefits could include, among others, benefits attributable to research credits generated by a Fund’s portfolio transactions. In this regard, the Board considered that Eldridge confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since each Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Eldridge’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other potential financial products and services offered by Eldridge, or to operate other products and services that follow investment strategies similar to those of the Funds). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Eldridge and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

35

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INVESTMENT ADVISER
Eldridge Structured Credit Advisers, LLC
767 5th Avenue, 17th Floor
New York, NY 10153
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)   Not applicable.

(b)   Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	11/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	11/4/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	11/4/2025